Short-Term and Long-Term Borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Convertible Notes [Abstract]
Schedule of Short-Term Borrowings

Short-term borrowings as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Short-term bank loans	$14,959,966	$16,244,870
Short-term loans from third-party individuals and entities	8,288,380	8,761,760
Total	$23,248,346	$25,006,630

Schedule of Short-Term Bank Loans

Short-term bank loans as of September 30, 2025 consisted of the following:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	14,000,000	1,966,566	6/5/2025	6/4/2026	3.40%
Bank of China*	6,000,000	842,815	7/29/2025	7/28/2026	2.91%
Bank of Beijing*	10,000,000	1,404,692	4/3/2025	4/3/2026	3.65%
Bank of Communications *	6,000,000	842,815	11/29/2025	11/28/2025	3.10%
Postal Savings Bank of China*	15,000,000	2,107,038	12/30/2024	12/29//2025	2.80%
Postal Savings Bank of China*	5,000,000	702,346	6/30/2025	12/29//2025	2.80%
Industrial and Commercial Bank*	3,500,000	491,642	8/13/2025	8/13/2026	2.70%
Industrial and Commercial Bank*	3,500,000	491,642	8/14/2025	8/1/2026	2.70%
Bank of China**	1,500,000	210,704	8/4/2025	8/4/2026	2.91%
Industrial and Commercial Bank	10,000,000	1,404,692	9/10/2025	9/10/2026	3.65%
Chengdu Rural Commercial Bank*	7,000,000	983,284	12/19/2024	12/18/2025	3.55%
Industrial and Commercial Bank*	10,000,000	1,404,692	9/25/2025	9/25/2026	3.00%
Bank of Chengdu	5,000,000	702,346	7/24/2025	7/23//2025	4.80%
Bank of China	10,000,000	1,404,692	8/23/2025	8/23/2026	5.25%
Total	106,500,000	14,959,966

*

As of September 30, 2025, all short term bank loans with the exception of aggregate amount of $2,107,038 owed to Bank of Chengdu and Bank of China, were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $2,809,383 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2025.

All the above short-term bank loans will be renewed upon maturity.

Short-term bank loans as of September 30, 2024 consisted of the following:

Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	17,000,000	2,422,481	7/2/2024	6/2/2025	3.80%
Bank of Nanjing*	1,000,000	142,499	7/2/2024	11/1/2024	3.80%
Bank of China*	6,000,000	854,993	7/29/2024	7/29/2025	2.88%
Bank of Beijing*	10,000,000	1,424,989	4/3/2024	4/3/2025	3.65%
Bank of Communications *	6,000,000	854,993	11/24/2023	11/23/2024	4.35%
Postal Savings Bank of China*	20,000,000	2,849,977	1/2/2024	12/31/2024	3.65%
Industrial and Commercial Bank*	3,133,800	446,562	8/16/2024	8/20/2025	3.00%
Industrial and Commercial Bank*	3,866,200	550,929	8/20/2024	8/16/2025	3.00%
China CITIC Bank*	5,000,000	712,494	9/24/2024	9/23/2025	3.00%
Industrial and Commercial Bank	10,000,000	1,424,989	9/29/2024	9/28/2025	3.00%
Bank of China*	2,000,000	284,998	8/6/2024	8/5/2025	3.45%
Chengdu Rural Commercial Bank*	10,000,000	1,424,989	12/22/2023	12/21/2024	3.55%
China Construction Bank*	5,000,000	712,494	3/11/2024	3/10/2025	3.95%
Bank of Chengdu*	5,000,000	712,494	7/25/2024	7/23/2025	3.70%
Bank of China*	10,000,000	1,424,989	8/23/2024	8/23/2025	3.45%
Total	114,000,000	$16,244,870

*

As of September 30, 2024, all the short term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $3,277,474 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

Except for the short-term bank loan of $142,499 from Bank of Nanjing, the remaining above-mentioned short-term bank loans will be renewed upon maturity.

The Company’s long-term bank loans as of September 30, 2025 will all mature within the year, consisting of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	280,938	3/29/2025	3/29/2027	1.25%
China Construction Bank**	5,000,000	702,346	3/11/2024	3/11/2027	3.95%
Bank of Zijin Rural Commercial**	10,000,000	1,404,692	1/7/2025	1/1/2027	4.05%
Total	17,000,000	2,387,976

*	As of September 30, 2025, a total of $280,938 bank loans were obtained through pledging a fixed certificate of deposit worth $310,437, of which $310,437 is included in the restricted cash.

**	As of September 30, 2025, a total of $2,107,038 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2025.

The Company’s long-term bank loans as of September 30, 2024 will all mature within the year, consisting of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	284,998	3/29/2023	3/28/2025	4.35%
Bank of Zijin Rural Commercial**	4,750,000	676,870	3/3/2023	3/3/2025	4.35%
Bank of Zijin Rural Commercial**	5,250,000	748,118	1/31/2023	1/20/2025	4.35%
Total	12,000,000	$1,709,986

*	As of September 30, 2024, a total of $284,998 bank loans were obtained through pledging a fixed certificate of deposit worth $314,922, of which $314,922 is included in the restricted cash.

**	As of September 30, 2024, a total of $1,424,988 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

Schedule of Long-Term Borrowings

Long-term borrowings as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Long-term bank loans	$2,387,976	$1,709,986
Total	$2,387,976	$1,709,986

Schedule of Pledges of Asset	Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:
	As of September 30, 2025	As of September 30, 2024
Buildings, net	$752,681	$802,254
Bank deposit	310,437	314,922
Total	$1,063,118	$1,117,176